ROPES & GRAY LLP PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

April 29, 2020	Adam M. Schlichtmann
T +1 617 951 7114
VIA EDGAR	F +1 617 235 7346
adam.schlichtmann@ropesgray.com
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Legg Mason Partners Institutional Trust (File Nos. 33-49552 and 811-6740) (filing relates to
Western Asset Institutional Government Reserves (the "Fund"))

Ladies and Gentlemen:

We are counsel to the Fund, which is filing, pursuant to Rule 497 under the Securities Act of 1933, an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed and dated April 27, 2020 for the Fund.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann